Own Shares - Summary of Own Shares (Detail) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Beginning balance	£ 9,911	£ 8,335	£ 10,112
Net buyback of own shares	(4)	(168)	(136)
Executive share awards vested	67	84	57
Ending balance	10,167	9,911	8,335
Treasury Shares [Member]
Beginning balance	(145)	(35)
Net buyback of own shares		(125)
Share options exercised	2	2
Transfer of shares to satisfy US share scheme		13
Ending balance	£ (143)	£ (145)	£ (35)
Beginning balance, shares	46	8
Own shares purchased, shares		43
Share options exercised, shares	(1)	(1)
Transfer of shares to satisfy US share scheme		(4)
Ending balance, shares	45	46	8
Employee Share Ownership Trust [Member]
Beginning balance	£ (41)	£ (61)
Net buyback of own shares	(9)	(96)
Share options exercised		100
Executive share awards vested	26	16
Ending balance	£ (24)	£ (41)	£ (61)
Beginning balance, shares	12	14
Own shares purchased, shares	5	32
Share options exercised, shares		(29)
Executive share awards vested, shares	(8)	(5)
Ending balance, shares	9	12	14
Own Shares [Member]
Beginning balance	£ (186)	£ (96)
Net buyback of own shares	(9)	(221)
Share options exercised	2	102
Transfer of shares to satisfy US share scheme		13
Executive share awards vested	26	16
Ending balance	£ (167)	£ (186)	£ (96)
Beginning balance, shares	58	22
Own shares purchased, shares	5	75
Share options exercised, shares	(1)	(30)
Transfer of shares to satisfy US share scheme		(4)
Executive share awards vested, shares	(8)	(5)
Ending balance, shares	54	58	22